Loan Payable to Third Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2022
Loan Payable to Third Parties
Loan payable to third parties (i)	$ 1,027,734	$ 3,522,521
Loan payable to third party (ii)	2,223,000		$ 3,395,861
Total	$ 3,250,734	$ 3,522,521